SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (years)	4 years 5 months 4 days	4 years 7 months 17 days
Number of Options Outstanding	808,823	897,158	877,157
Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	808,823
Number of Options Exercisable	780,214
Exercise price one [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Oct. 30, 2019
Expiry Date	Oct. 30, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	5 years 6 months 25 days
Number of Options Outstanding	278,332
Number of Options Exercisable	278,332
Exercise price two [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 19, 2019
Expiry Date	Nov. 19, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	5 years 7 months 17 days
Number of Options Outstanding	50,000
Number of Options Exercisable	50,000
Exercise price three [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	6 years 25 days
Number of Options Outstanding	10,000
Number of Options Exercisable	10,000
Exercise price four [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 3.85
Remaining Contractual Life (years)	6 years 25 days
Number of Options Outstanding	110,000
Number of Options Exercisable	110,000
Exercise price five [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Jul. 03, 2020
Expiry Date	Jul. 03, 2025
Exercise Price | $ / shares	$ 3.20
Remaining Contractual Life (years)	1 year 3 months
Number of Options Outstanding	100,000
Number of Options Exercisable	100,000
Exercise price six [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 24, 2020
Expiry Date	Nov. 24, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	6 years 7 months 20 days
Number of Options Outstanding	32,000
Number of Options Exercisable	32,000
Exercise price seven [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Feb. 02, 2021
Expiry Date	Feb. 02, 2031
Exercise Price | $ / shares	$ 13.20
Remaining Contractual Life (years)	6 years 9 months 29 days
Number of Options Outstanding	30,000
Number of Options Exercisable	30,000
Exercise price eight [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Mar. 08, 2021
Expiry Date	Mar. 08, 2026
Exercise Price | $ / shares	$ 13.90
Remaining Contractual Life (years)	1 year 11 months 4 days
Number of Options Outstanding	10,000
Number of Options Exercisable	10,000
Exercise price nine [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 27, 2021
Expiry Date	Apr. 27, 2031
Exercise Price | $ / shares	$ 10.15
Remaining Contractual Life (years)	7 years 21 days
Number of Options Outstanding	132,665
Number of Options Exercisable	132,665
Exercise price ten [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Sep. 09, 2021
Expiry Date	Sep. 09, 2026
Exercise Price | $ / shares	$ 4.84
Remaining Contractual Life (years)	2 years 5 months 8 days
Number of Options Outstanding	25,826
Number of Options Exercisable	17,217
Exercise price eleven [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 09, 2023
Expiry Date	Nov. 09, 2033
Exercise Price | $ / shares	$ 0.626
Remaining Contractual Life (years)	9 years 7 months 2 days
Number of Options Outstanding	30,000
Number of Options Exercisable	10,000